Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Overseas Portfolio
March 31, 2023
VIPOVRS-NPRT1-0523
1.799852.119
Common Stocks - 99.8%
	Shares	Value ($)
Bailiwick of Jersey - 2.5%
Experian PLC	547,000	18,011,473
Ferguson PLC	154,400	20,284,825
JTC PLC (a)	514,500	4,461,851
TOTAL BAILIWICK OF JERSEY		42,758,149
Belgium - 1.1%
Azelis Group NV	144,100	3,650,618
KBC Group NV	217,871	14,956,594
TOTAL BELGIUM		18,607,212
Bermuda - 0.5%
Hiscox Ltd.	600,245	8,211,726
Canada - 1.6%
Constellation Software, Inc.	13,295	24,995,485
Lumine Group, Inc.	40,190	437,436
Topicus.Com, Inc. (b)	23,814	1,701,780
TOTAL CANADA		27,134,701
Denmark - 4.8%
Carlsberg A/S Series B	67,600	10,489,284
DSV A/S	161,672	31,219,534
Novo Nordisk A/S Series B	254,500	40,420,042
TOTAL DENMARK		82,128,860
Finland - 1.0%
Nordea Bank ABP	1,601,803	17,075,198
France - 17.7%
Air Liquide SA	144,820	24,241,237
ALTEN	110,581	17,616,996
Antin Infrastructure Partners SA	40,800	738,492
BNP Paribas SA	212,400	12,684,016
Capgemini SA	134,465	24,900,010
Edenred SA	442,242	26,158,008
EssilorLuxottica SA (c)	133,905	24,106,515
L'Oreal SA	34,123	15,247,614
LVMH Moet Hennessy Louis Vuitton SE	61,530	56,478,921
Pernod Ricard SA	120,742	27,328,159
Safran SA	175,300	25,950,829
SPIE SA	15,221	441,402
Teleperformance	63,924	15,369,481
TotalEnergies SE (c)	529,012	31,192,518
TOTAL FRANCE		302,454,198
Germany - 7.7%
Allianz SE	95,886	22,133,949
Deutsche Borse AG	120,139	23,392,287
Hannover Reuck SE	104,025	20,346,206
Infineon Technologies AG	538,400	22,109,507
Merck KGaA	134,200	24,967,370
Siemens Healthineers AG (a)	330,300	18,992,313
TOTAL GERMANY		131,941,632
Hong Kong - 2.0%
AIA Group Ltd.	3,171,000	33,255,413
Chervon Holdings Ltd.	137,100	714,326
TOTAL HONG KONG		33,969,739
India - 1.6%
HCL Technologies Ltd.	456,200	6,057,611
HDFC Bank Ltd. (b)	1,107,891	21,795,575
TOTAL INDIA		27,853,186
Ireland - 4.1%
Flutter Entertainment PLC (b)	66,090	11,927,638
ICON PLC (b)	69,700	14,887,223
Kingspan Group PLC (Ireland)	259,600	17,748,042
Linde PLC	70,868	25,189,322
TOTAL IRELAND		69,752,225
Italy - 2.5%
FinecoBank SpA	1,045,599	16,034,083
GVS SpA (a)(b)	109,736	730,713
Recordati SpA	380,019	16,056,608
UniCredit SpA	540,900	10,194,811
TOTAL ITALY		43,016,215
Japan - 12.5%
Bandai Namco Holdings, Inc.	222,600	4,799,065
BayCurrent Consulting, Inc.	133,000	5,521,911
Capcom Co. Ltd.	265,600	9,505,985
FUJIFILM Holdings Corp.	238,000	12,081,591
Hoya Corp.	224,611	24,822,286
Iriso Electronics Co. Ltd.	97,729	3,640,317
Misumi Group, Inc.	339,360	8,527,544
NOF Corp.	183,411	8,570,844
Olympus Corp.	841,288	14,775,343
Persol Holdings Co. Ltd.	498,803	10,043,362
Relo Group, Inc.	390,574	6,234,165
Shin-Etsu Chemical Co. Ltd.	368,500	11,961,896
SMC Corp.	34,485	18,281,065
Sony Group Corp.	317,733	28,940,196
Suzuki Motor Corp.	315,676	11,496,105
TIS, Inc.	301,574	7,975,315
Tokio Marine Holdings, Inc.	817,000	15,723,130
Tokyo Electron Ltd.	93,996	11,483,124
TOTAL JAPAN		214,383,244
Kenya - 0.1%
Safaricom Ltd.	10,321,900	1,410,010
Luxembourg - 0.7%
Eurofins Scientific SA	189,900	12,694,545
Netherlands - 7.7%
ASM International NV (Netherlands)	49,800	20,085,612
ASML Holding NV (Netherlands)	71,739	48,886,410
Euronext NV (a)	137,689	10,539,268
IMCD NV	136,526	22,268,592
Wolters Kluwer NV	235,217	29,680,052
TOTAL NETHERLANDS		131,459,934
Spain - 1.3%
Amadeus IT Holding SA Class A (b)	335,807	22,527,129
Sweden - 3.6%
Addlife AB	541,224	4,891,301
AddTech AB (B Shares)	752,251	13,937,553
Atlas Copco AB (A Shares)	1,571,876	19,913,068
Indutrade AB	878,756	18,635,147
Kry International AB (b)(d)(e)	587	45,052
Nordnet AB	233,500	3,841,423
TOTAL SWEDEN		61,263,544
Switzerland - 8.0%
Compagnie Financiere Richemont SA Series A	212,760	34,117,377
Julius Baer Group Ltd.	287,425	19,577,382
Nestle SA (Reg. S)	288,795	35,212,937
Partners Group Holding AG	14,930	13,981,118
Sika AG	94,074	26,270,186
Sonova Holding AG	26,294	7,719,076
TOTAL SWITZERLAND		136,878,076
Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	573,600	10,023,318
United Kingdom - 13.7%
Ashtead Group PLC	204,542	12,510,175
AstraZeneca PLC (United Kingdom)	303,600	42,065,100
BAE Systems PLC	1,355,400	16,395,106
Beazley PLC	1,027,901	7,576,412
Compass Group PLC	1,195,239	30,038,222
Dechra Pharmaceuticals PLC	210,735	6,889,011
Diageo PLC	795,122	35,486,038
Diploma PLC	305,335	10,584,181
London Stock Exchange Group PLC	168,700	16,385,788
RELX PLC (London Stock Exchange)	898,748	29,107,690
Rentokil Initial PLC	2,780,589	20,322,064
Volution Group PLC	1,405,597	7,464,631
TOTAL UNITED KINGDOM		234,824,418
United States of America - 4.5%
CBRE Group, Inc. (b)	172,200	12,537,882
Equifax, Inc.	36,000	7,302,240
Marsh & McLennan Companies, Inc.	144,776	24,112,443
S&P Global, Inc.	55,021	18,969,590
Thermo Fisher Scientific, Inc.	23,800	13,717,606
TOTAL UNITED STATES OF AMERICA		76,639,761
TOTAL COMMON STOCKS (Cost $1,261,651,388)		1,707,007,020

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
Sweden - 0.0%
Kry International AB Series E (b)(d)(e) (Cost $1,550,731)	3,392	260,336

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (f)	48	48
Fidelity Securities Lending Cash Central Fund 4.87% (f)(g)	31,402,148	31,405,288
TOTAL MONEY MARKET FUNDS (Cost $31,405,336)		31,405,336

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,294,607,455)	1,738,672,692
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(28,556,902)
NET ASSETS - 100.0%	1,710,115,790

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,724,145 or 2.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $305,388 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	254,938

Kry International AB Series E	5/14/21	1,550,731

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	20,313,080	45,688,612	66,001,644	114,291	-	-	48	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	13,289,712	45,326,682	27,211,106	18,249	-	-	31,405,288	0.1%
Total	33,602,792	91,015,294	93,212,750	132,540	-	-	31,405,336

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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